Acquisition of Gateway	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Acquisition of Gateway [Abstract]
Business Combination Disclosure [Text Block]
3. ACQUISITION OF GATEWAY INSURANCE COMPANY
On January 2, 2013 Atlas acquired Camelot Services, Inc., ("Camelot Services"), a privately owned insurance holding company, and its sole subsidiary, Gateway Insurance Company, ("Gateway"), from Hendricks Holding Company, Inc., ("Hendricks"), an unaffiliated third party. Gateway provides specialized commercial insurance products, including commercial automobile insurance to niche markets such as taxi, black car and sedan service owners and operators.

Under the terms of the stock purchase agreement, the purchase price equaled the tangible GAAP book value of Camelot Services at December 31, 2012, subject to certain pre and post-closing adjustments, including, among others, claim development between the signing of the stock purchase agreement and December 31, 2012. Additional consideration may be paid to the seller, or returned to Atlas by the seller, depending upon, among other things, the future development of Gateway's actual loss reserves for certain lines of business and the utilization of certain deferred tax assets over time. Gateway also wrote a workers' compensation insurance program which is being run-off. However, an indemnity reinsurance agreement was entered into pursuant to which 100% of Gateway's workers' compensation business was ceded to a third party captive reinsurer funded and collateralized by the seller as part of the transaction.

The total purchase price for all of Camelot Services’ outstanding shares was $14.3 million, consisting of a combination of cash and Atlas preferred shares. Consideration consisted of a $6.0 million dividend paid by Gateway immediately prior to the closing, $2.0 million of Atlas preferred shares (consisting of a total of 2 million preferred shares) and $6.3 million in cash. The agreement includes contractual protections to offset up to $2.0 million of future reserve development. Atlas has also agreed to provide the sellers up to $2.0 million in additional consideration in the event of favorable reserve development.

The Gateway acquisition was accounted for using the purchase method. Atlas began consolidating Gateway on January 1, 2013, therefore their financial results are included in Atlas' consolidated financial results for the three and six month periods ended June 30, 2013. However, the following unaudited pro forma summary presents Atlas' consolidated financial information for the three and six month periods ended June 30, 2012 as if Gateway had been acquired on January 1, 2012. These amounts have been calculated after applying the Company's accounting policies had the acquisition been completed on January 1, 2012. These results were prepared for comparative purposes only and do not purport to be indicative of the results of operations which may have actually resulted had the acquisitions occurred on the indicated dates, nor are they indicative of potential future operating results of the Company.

(in '000s, except per share information)	Three Months Ended	Six Months Ended
	June 30, 2012	June 30, 2012
Revenue	$11,287	$23,189
Net income/(loss)	$77	$(12)
Basic earnings per share (1)	$(0.02)	$(0.05)
Diluted earnings per share (1)	$(0.02)	$(0.05)

(1) - shown net of accounting treatment for preferred shares

The value of certain assets and liabilities acquired are preliminary and are subject to adjustment as additional information is obtained, including, but not limited to, valuation of separately identifiable intangibles, the preferred stock issued to the seller, and deferred taxes. The valuations must be finalized within 12 months of the close of the acquisition. Any changes upon finalization to the preliminary valuation of assets and liabilities may result in adjustment to identifiable intangible assets and goodwill. Changes to the purchase price allocation, if any, will be adjusted retrospectively in future consolidated financial results. The following table presents assets acquired and liabilities assumed for the Gateway acquisition based on its estimated fair value on January 2, 2013.

(in '000s)
Purchase Consideration
Cash	$12,282
Preferred stock	2,000
Total	$14,282

Allocation of Purchase Price

Cash and investments	$45,421
Accounts receivable and other assets	8,694
Reinsurance recoverables	6,352
Intangible assets	740
Property and equipment	923
Value of business acquired	1,233
Total Assets	$63,363

Claims liabilities	$36,209
Unearned premiums	9,601
Due to reinsurers and other insurers	286
Accounts payable and other liabilities	2,985
Total Liabilities	$49,081

Net assets acquired	$14,282
The acquisition of Gateway resulted in the recognition of intangible assets, comprised entirely of state insurance licenses valued at $740,000. The state insurance licenses are considered to have an infinite life and will not be amortized, but will be evaluated for impairment at least annually. Thus, Atlas recognized no amortization expense during the six month period ended June 30, 2013 related to intangible assets acquired in the Gateway transaction.
Atlas incurred $406,000 in legal and professional fee expenses related to the transaction during the six month period ended June 30, 2013, all in the first quarter. Atlas also incurred $337,000 in one-time employee termination costs during the six month period ended June 30, 2013, plans for which were formulated in the same period. This expense is included in "Other Underwriting Expenses" on the Statement of Income and Comprehensive Income. The objective of the restructuring is to eliminate managerial and staff positions deemed duplicative subsequent to the acquisition. Activity related to this plan in the six month period ended June 30, 2013 follows (in '000s):

Employee Termination Costs
Balance - beginning of period	$—
Recognized in earnings	337
Spending	(211)
Balance - end of period	$126

ACQUISITION OF GATEWAY INSURANCE COMPANY
On January 2, 2013 we acquired Camelot Services, Inc., ("Camelot Services"), a privately owned insurance holding company, and its sole subsidiary, Gateway Insurance Company, or Gateway, from Hendricks Holding Company, Inc., or Hendricks, an unaffiliated third party. Gateway provides specialized commercial insurance products, including commercial automobile insurance to niche markets such as taxi, black car and sedan service owners and operators.

Under the terms of the stock purchase agreement, the purchase price equaled the tangible GAAP book value of Camelot Services at December 31, 2012, subject to certain pre and post-closing adjustments, including, among others, claim development between the signing of the stock purchase agreement and December 31, 2012. Additional consideration may be paid to the seller, or returned to us by the seller, depending upon, among other things, the future development of Gateway’s actual loss reserves for certain lines of business and the utilization of certain deferred tax assets over time. Gateway also writes workers’ compensation insurance. However, an indemnity reinsurance agreement was entered into pursuant to which 100% of Gateway’s workers’ compensation business was ceded to a third party captive reinsurer funded by the seller as part of the transaction.

The total purchase price for all of Camelot Services’ outstanding shares was $14.3 million, consisting of a combination of cash and Atlas preferred shares. Consideration consisted of a $6.0 million dividend paid by Gateway immediately prior to the closing, $2.0 million of Atlas preferred shares (consisting of a total of 2 million preferred shares) and $6.3 million in cash. The agreement includes contractual protections to offset up to $2.0 million of future reserve development. We have also agreed to provide the sellers up to $2.0 million in additional consideration in the event of favorable reserve development.

We began consolidating Gateway on January 1, 2013, therefore their financial results have not been included in Atlas' financial results for the year ended December 31, 2012. However, the following unaudited pro forma summary presents Atlas' consolidated financial information as if Gateway had been acquired on January 1, 2012 and 2011. These amounts have been calculated after applying the Company's accounting policies had the acquisition been completed on January 1, 2012 and 2011. These results were prepared for comparative purposes only and do not purport to be indicative of the results of operations which may have actually resulted had the acquisitions occurred on the indicated dates, nor are they indicative of potential future operating results of the company.

(in '000s)
Year Ended December 31,	2012	2011
Revenue	$53,708	$56,361
Net income	$(1,346)	$(4,392)

The value of certain assets and liabilities acquired are preliminary and are subject to adjustment as additional information is obtained, including, but not limited to, valuation of separately identifiable intangibles and deferred taxes. The valuations must be finalized within 12 months of the close of the acquisition. Any changes upon finalization to the preliminary valuation of assets and liabilities may result in the creation of identifiable intangible assets and goodwill. Changes to the purchase price allocation will be adjusted prospectively in future consolidated financial results. The following table presents assets acquired and liabilities assumed for the Gateway acquisition based on its estimated fair value on January 1, 2013.

(in '000s)
Purchase Consideration
Cash	$12,282
Preferred stock	2,000
Total	$14,282

Allocation of Purchase Price

Cash and investments	$45,421
Other current assets	17,273
Property and equipment	195
Deferred policy acquisition costs	685
Total Assets	$63,574

Claims liabilities	$36,209
Unearned premiums	9,601
Accounts payable and other liabilities	3,482
Total Liabilities	$49,292

Net assets acquired	$14,282